PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Equities	Shares	Market Value ($)

Banks (2.5%)
Signature Bank θ	210,000	26,888,400

Chemicals (11.0%)
Axalta Coating Systems Ltd. θ	800,000	23,136,000
Potash Corporation of Saskatchewan Inc.	1,700,000	32,708,000
PPG Industries Inc.	180,000	19,558,800
Praxair Inc.	285,000	39,825,900
		115,228,700

Computers (3.2%)
International Business Machines Corp.	235,000	34,093,800

Consulting Services (2.7%)
Cognizant Technology Solutions Corp.	400,000	29,016,000

Consumer Services (1.4%)
Starbucks Corp.	268,000	14,394,280

Equipment Leasing (1.8%)
Air Lease Corp.	440,000	18,752,800

Financial Services (6.2%)
Charles Schwab Corp.	500,000	21,870,000
First Horizon National Corp.	800,000	15,320,000
Wells Fargo & Co.	500,000	27,575,000
		64,765,000

Food Products (2.9%)
Mondelez International Inc., Class A	765,500	31,125,230

Health Care Products (2.6%)
Dentsply Sirona Inc.	455,000	27,213,550

Health Care Services (4.1%)
Hologic Inc. θ	476,556	17,484,840
McKesson Corp.	168,000	25,806,480
		43,291,320

Industrial Manufacturing (3.0%)
Pentair plc	460,000	31,261,600

Insurance (3.9%)
Progressive Corp. θ	850,000	41,157,000

Internet (4.6%)
Alphabet Inc., Class A θ	30,000	29,211,600
eBay Inc. θ	505,000	19,422,300
		48,633,900

Lodging (1.3%)
Belmond Ltd. θ	1,000,000	13,650,000

Medical Equipment (3.1%)
Patterson Companies Inc. λ	856,000	33,084,400

Pharmaceuticals (9.8%)
Allergan plc	115,075	23,584,621
Gilead Sciences Inc.	646,000	52,338,920
Novartis AG (ADR)	321,301	27,583,691
		103,507,232

Real Estate Investment Trusts (5.5%)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	455,000	11,088,350
Public Storage	140,000	29,958,600
Redwood Trust Inc.	1,100,000	17,919,000
		58,965,950

Retail (0.8%)
CVS Health Corp.	106,000	8,619,920

Semiconductors (5.6%)
Intel Corp.	745,000	28,369,600
KLA-Tencor Corp.	290,000	30,740,000
		59,109,600

Services (6.5%)
Alliance Data Systems Corp.	170,000	37,663,500
Thomson Reuters Corp.	660,000	30,280,800
		67,944,300

Telecommunications Equipment (4.0%)
Motorola Solutions Inc.	500,000	42,435,000

Toy & Games (2.9%)
Mattel Inc. λ	800,000	30,960,000

Transportation (6.4%)
C.H. Robinson Worldwide Inc.	280,000	21,308,000
Expeditors International of Washington Inc. θ	300,000	17,958,000
FedEx Corp.	125,000	28,197,500
		67,463,500

Total investment in equities (95.8%)
(cost $912,809,810)		1,011,561,482

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.20%	01/15/2018	250,000	247,069
New Resource Bank	0.15%	03/01/2018	250,000	245,836
				492,905

Certificates of Deposit Account Registry Service(0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2017 Participating depository institutions: Bank of America, N.A., par 243,500; Independent Bank, par 13,000; Parke Bank, par 243,500; (cost $490,879)	0.95%	03/15/2018	500,000	490,879

Community Development Loans (0.0%) α
Boston Community Loan Fund	1.00%	04/15/2018	100,000	96,762
Boston Community Loan Fund	1.00%	04/15/2018	100,000	96,762
Root Capital Loan Fund	1.25%	02/01/2018	100,000	97,962
TMC Development Loan	1.00%	05/25/2018	100,000	96,104
Vermont Community Loan Fund	0.85%	10/15/2017	100,000	99,754
				487,344
Time Deposits (4.1%)
BBH Cash Management Service
Citibank, New York	0.59%	10/02/2017	43,347,626	43,347,626

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.94%			21,110,089

Total short-term securities (4.2%)
(cost $65,928,843)				65,928,843

Total securities (100.0%)
(cost $978,738,653)				1,077,490,325

Payable upon return of securities loaned (0.0%)				(21,110,089)

Other assets and liabilities (0.0%)				(312,966)

Total net assets (100.0%)				1,056,067,270

θ This security is non-income producing.

λ This security, or partial position of this security, was on loan at September 30, 2017. The total value of the securities on loan at September 30, 2017 was $20,575,483.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$913,424,752
Unrealized appreciation	$130,096,847
Unrealized depreciation	(31,345,175)

Net unrealized appreciation	$98,751,672

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 – other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$59,004,280	$-	$-	$59,004,280
Consumer Staples	39,745,150	-	-	39,745,150
Financials	192,098,550	-	-	192,098,550
Health Care	207,096,502	-	-	207,096,502
Industrials	117,477,900	-	-	117,477,900
Information Technology	250,951,800	-	-	250,951,800
Materials	115,228,700	-	-	115,228,700
Real Estate	29,958,600	-	-	29,958,600
Short-Term Investments	64,457,715	-	1,471,128	65,928,843
Total	$1,076,019,197	$-	$1,471,128	$1,077,490,325

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$2,330,141
Discounts/premiums amortization	(9,013)
Purchases	1,400,000
Sales	(2,250,000)
Balance as of September 30, 2017	$1,471,128

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$983,784	Liquidity Discount	Discount for Lack	4%
			of Marketability
Community Development Loans	$487,344	Liquidity Discount	Discount for Lack	6%
			of Marketability

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (5.5%)
Hanesbrands Inc. λ	2,775,000	68,376,000
VF Corp.	1,209,803	76,907,177
		145,283,177

Chemicals (5.0%)
Axalta Coating Systems Ltd. θ	975,899	28,222,999
Compass Minerals International Inc. λ	185,653	12,048,880
Praxair Inc.	640,000	89,433,600
		129,705,479

Data Processing (3.6%)
Equifax Inc.	737,500	95,108,000

Financial Services (7.1%)
First American Financial Corp.	470,000	23,485,900
First Horizon National Corp.	4,854,568	92,964,977
SEI Investments Co.θ	1,152,153	70,350,462
		186,801,339

Food Products (6.3%)
McCormick & Co.	785,000	80,572,400
Sysco Corp.	1,642,890	88,633,916
		169,206,316

Health Care Products (3.7%)
Dentsply Sirona Inc.	1,660,000	99,284,600

Health Care Services (5.2%)
Cardinal Health Inc.	1,400,000	93,688,000
Hologic Inc.	1,225,714	44,971,447
		138,659,447

Home Products (3.5%)
The Clorox Company	698,698	92,165,253

Industrial Manufacturing (8.3%)
Fortive Corp.	1,000,000	70,790,000
Pentair plc	1,030,558	70,036,722
Xylem Inc.	1,280,000	80,166,400
		220,993,122

Insurance (3.4%)
Verisk Analytics Inc. θ	1,070,000	89,013,300

Internet (3.0%)
eBay Inc. θ	2,050,000	78,843,000

Medical Equipment (6.0%)
Patterson Companies Inc.	1,690,000	65,318,500
Teleflex Inc.	380,000	91,948,600
		157,267,100

Natural Gas (4.4%)
MDU Resources Group Inc.	3,500,000	90,825,000
Northwest Natural Gas Co.	397,500	25,599,000
		116,424,000

Oil & Gas (1.9%)
National Oilwell Varco Inc.	1,400,000	50,022,000

Real Estate Investment Trusts (5.9%)
Iron Mountain Inc.	2,600,000	101,140,000
Public Storage	260,000	55,637,400
		156,777,400

Semiconductors (2.6%)
KLA-Tencor Corp.	637,971	67,624,926

Services (2.8%)
Ecolab Inc.	410,000	52,730,100
Thomson Reuters Corp.	450,000	20,646,000
		73,376,100

Telecommunications Equipment (3.8%)
Motorola Solutions Inc.	1,230,000	104,390,100

Telecommunications Provider (3.6%)
Shaw Communications Inc., Class B	4,200,000	96,642,000

Toys & Games (1.9%)
Mattel Inc. λ	3,213,426	49,743,834

Transportation (1.3%)
Expeditors International of Washington Inc. θ	580,000	34,718,800

Utility & Power Distribution (3.0%)
Sempra Energy	700,000	79,891,000

Waste Management (0.9%)
Waste Management Inc.	321,500	25,163,805

Total investment in equities (92.7%)
(cost $2,178,857,745)		2,457,104,098

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.45%	04/25/2018	250,000	244,329
Beneficial State	0.50%	03/27/2018	250,000	245,124
New Resource Bank	0.15%	03/21/2018	250,000	245,288
Urban Partnership Bank	0.30%	03/22/2018	250,000	245,260
				980,001

Time Deposits (7.1%)
BBH Cash Management Service
JPMorgan Chase, New York	0.59%	10/02/2017	186,181,863	186,181,863

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.94%			28,381,288

Total short-term securities (7.1%)
(cost $215,543,152)				215,543,152

Total securities (99.8%)
(cost $2,394,400,897)				2,672,647,250

Payable upon return of securities loaned (0.0%)				(28,381,288)

Other assets and liabilities (0.2%)				4,790,667

Total net assets (100.0%)				2,649,056,629

λ This security, or partial position of this security, was on loan at September 30, 2017. The total value of the securities on loan at September 30, 2017 was $27,801,307.

θ This security is non-income producing.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$2,182,255,526
Unrealized appreciation	$305,289,745
Unrealized depreciation	(27,043,392)

Net unrealized appreciation	$278,246,353

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$291,669,011	$-	$-	$291,669,011
Consumer Staples	261,371,569	-	-	261,371,569
Energy	50,022,000	-	-	50,022,000
Financials	207,447,339	-	-	207,447,339
Health Care	395,211,147	-	-	395,211,147
Industrials	369,889,027	-	-	369,889,027
Information Technology	345,966,026	-	-	345,966,026
Materials	182,435,579	-	-	182,435,579
Real Estate	156,777,400	-	-	156,777,400
Utilities	196,315,000	-	-	196,315,000
Short-Term Investments	214,563,151	-	980,001	215,543,152
Total	$2,671,667,249	$-	$980,001	$2,672,647,250

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2017:

Certificates of Deposit
Balance as of December 31, 2016	$-
Discounts/premiums amortization	(19,999)
Purchases	1,000,000
Sales	-
Balance as of September 30, 2017	$980,001

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$980,001	Liquidity Discount	Discount for Lack	4%
			of Marketability

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (5.1%)
VF Corp.	3,800,000	241,566,000

Banks (3.0%)
Signature Bank	1,100,000	140,844,000

Communications (8.5%)
QUALCOMM Inc.	7,800,000	404,352,000

Computers (4.4%)
Apple Inc.	25,000	3,853,000
International Business Machines Corp.	1,400,000	203,112,000
		206,965,000

Financial Services (13.0%)
American Express Co.	2,300,000	208,058,000
Capital One Financial Corp.	1,000,000	84,660,000
Charles Schwab Corp.	3,200,000	139,968,000
Wells Fargo & Co.	3,400,000	187,510,000
		620,196,000

Health Care Products (4.0%)
Perrigo Co. plc	2,250,000	190,462,500

Health Care Services (7.3%)
Anthem Inc.	400,000	75,952,000
Hologic Inc.	1,500,000	55,035,000
McKesson Corp.	1,400,000	215,054,000
		346,041,000

Internet (3.1%)
Alphabet Inc., Class A θ	150,000	146,058,000

Machinery (0.8%)
Cummins Inc.	100,000	16,803,000
Deere & Co.	150,000	18,838,500
		35,641,500

Pharmaceuticals (20.0%)
Allergan plc	300,000	61,485,000
Bristol-Myers Squibb Co.	2,700,000	172,098,000
Gilead Sciences Inc.	6,600,000	534,732,000
Novartis AG (ADR) θ	2,200,000	188,870,000
		957,185,000

Professional Services (2.2%)
Nielsen Holdings plc	2,500,000	103,625,000

Retail (1.2%)
Costco Wholesale Corp.	350,000	57,501,500

Semiconductor Capital Equipment (0.2%)
Applied Materials Inc.	100,000	5,209,000
Lam Research Corp.	25,000	4,626,000
		9,835,000

Semiconductors (7.6%)
Intel Corp.	4,400,000	167,552,000
Micron Technology Inc. θ	5,000,000	196,650,000
		364,202,000

Service (2.4%)
Alliance Data Systems Corp.	505,000	111,882,750

Software (2.1%)
Autodesk Inc. θ	900,000	101,034,000

Telecommunications Equipment (0.8%)
Ciena Corp. θ	1,700,000	37,349,000

Toys & Games (3.5%)
Mattel Inc.	10,822,938	167,539,080

Transportation (5.0%)
C.H. Robinson Worldwide Inc.	150,000	11,415,000
United Parcel Service Inc., Class B	1,900,000	228,171,000
		239,586,000

Total investment in equities (94.2%)
(cost $3,949,873,286)		4,481,865,330

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	02/03/2018	250,000	246,548

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Community Bank of the Bay, dated 03/16/2017 Participating depository institutions: Bank of America, N.A., par 243,500; First United Bank & Trust Co., par 111,355; Independent Bank, par 145,145; (cost $490,880)	0.95%	03/15/2018	500,000	490,880

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2018	100,000	97,962
TMC Development Loan	1.00%	05/25/2018	100,000	96,104
				194,066

Time Deposits (6.4%)
BBH Cash Management Service
Banco Santander, Madrid	0.59%	10/02/2017	200,000,000	200,000,000
Barclays, London	0.59%	10/02/2017	15,448,513	15,448,513
Wells Fargo, San Francisco	0.59%	10/02/2017	87,738,919	87,738,919
				303,187,432

Total short-term securities (6.4%)
(cost $304,118,926)				304,118,926

Total securities (100.6%)
(cost $4,253,992,212)				4,785,984,256

Other assets and liabilities (-0.6%)				(29,765,578)

Total net assets (100.0%)				4,756,218,678

θ This security is non-income producing.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$3,955,810,165
Unrealized appreciation	$626,756,351
Unrealized depreciation	(94,764,307)

Net unrealized appreciation	$531,992,044

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$409,105,080	$-	$-	$409,105,080
Consumer Staples	57,501,500	-	-	57,501,500
Financials	761,040,000	-	-	761,040,000
Health Care	1,493,688,500	-	-	1,493,688,500
Industrials	378,852,500	-	-	378,852,500
Information Technology	1,381,677,750	-	-	1,381,677,750
Short-Term Investments	303,187,432	-	931,494	304,118,926
Total	$4,785,052,762	$-	$931,494	$4,785,984,256

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$-
Discounts/premiums amortization	(18,506)
Purchases	950,000
Sales	-
Balance as of September 30, 2017	$931,494
-

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$737,428	Liquidity Discount	Discount for Lack	4%
			of Marketability
Community Development Loans	$194,066	Liquidity Discount	Discount for Lack	6%
			of Marketability

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally -similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of September 30, 2017 (unaudited)

Equities	Shares	Market Value ($)

Australia (3.70%)
Brambles Ltd.	80,000	566,136

China (13.3%)
Air Lease Corp.	6,000	255,720
Alibaba Group Holding Ltd. (ADR) θ	2,500	431,775
Apple Inc.	1,500	231,180
Expeditors International of Washington Inc. θ	4,000	239,440
Mattel Inc.	28,000	433,440
QUALCOMM Inc.	9,000	466,560
		2,058,115

Hong Kong (12.3%)
China Minsheng Banking Corp., Ltd.	170,000	156,577
Greatview Aseptic Packaging Co., Ltd.	500,000	307,323
Hang Lung Properties Ltd.	150,000	357,127
Lenovo Group Ltd.	400,000	221,386
SITC International Holdings Co., Ltd.	700,000	635,784
Television Broadcasts Ltd.	70,000	232,964
		1,911,161

India (1.9%)
Cognizant Technology Solutions Corp.	4,000	290,160

Indonesia (1.8%)
PT Asuransi Multi Artha Guna	3,741,500	111,065
PT Bank Rakyat Indonesia (Persero)	150,000	170,222
		281,287

Japan (31.3%)
Asics Corp.	30,000	447,458
Kakaku.com Inc.	45,000	574,119
KDDI Corp.	15,000	395,417
Lifull Co., Ltd.	25,000	217,856
M3 Inc.	12,000	342,152
OMRON Corp.	10,000	509,947
Rakuten Inc.	65,000	709,685
Shizuoka Bank Ltd.	40,000	360,002
SoftBank Group Corp.	5,000	405,500
Sompo Holdings Inc.	4,000	155,885
USS Co., Ltd.	16,000	322,942
W-Scope Corp.	20,000	405,736
		4,846,699

Philippines (1.3%)
Manila Water Co.	340,000	206,435

Singapore (2.6%)
M1 Ltd.	300,000	394,169

South Korea (3.6%)
Samsung Electronics Co., Ltd.	250	562,870

Taiwan (6.0%)
Giant Manufacturing Co., Ltd.	70,000	328,871
KLA-Tencor Corp.	3,500	371,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,000	225,300
		925,171

Thailand (1.5%)
Advanced Info Service Public Co., Ltd.	40,000	229,483

United States (15.8%)
Gilead Sciences Inc.	10,000	810,200
International Business Machines Corp.	2,500	362,700
Keysight Technologies Inc. θ	8,000	333,280
National Oilwell Varco Inc.	9,500	339,435
Perrigo Co. plc	7,000	592,550
		2,438,165

Total investment in equities (95.1%)
(cost $13,525,749)		14,709,851

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (4.6%)
BBH Cash Management Service
Banco Santander, Madrid	0.59%	10/02/2017	711,930	711,930

Total short-term securities (4.6%)
(cost $711,930)				711,930

Total securities (99.7%)
(cost $14,237,679)				15,421,781

Other assets and liabilities (0.3%)				52,266

Total net assets (100.0%)				15,474,047

θ This security is non-income producing.

ADR American Depository Receipt

PT Perseroan Terbatas

plc Public Limited Company

The portfolio of investments as of September 30, 2017 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$13,530,066
Unrealized appreciation	$2,246,835
Unrealized depreciation	(1,062,798)

Net unrealized appreciation	$1,184,037

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Australia	$-	$566,136	$-	$566,136
China	2,058,115	-	-	2,058,115
Hong Kong	-	1,911,161	-	1,911,161
India	290,160	-	-	290,160
Indonesia	-	281,287	-	281,287
Japan	-	4,846,699	-	4,846,699
Philippines	-	206,435	-	206,435
Singapore	-	394,169	-	394,169
South Korea	-	562,870	-	562,870
Taiwan	596,300	328,871	-	925,171
Thailand	-	229,483	-	229,483
United States	2,438,165	-	-	2,438,165
Short-Term Investments	711,930	-	-	711,930
Total	$6,094,670	$9,327,111	$-	$15,421,781

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 8, 2017